Pensions and Other Post-Employment Benefit Plans - Additional Information (Detail) ₽ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽) Participant	Dec. 31, 2019 RUB (₽) Participant	Dec. 31, 2018 Participant
Disclosure of defined benefit plans [abstract]
Number of active participants | Participant	43,801	47,288	48,531
Number of pensioners | Participant	37,640	37,814	38,751
Defined benefit obligations	₽ 4,996	₽ 4,745
Other long-term benefit obligations	867	803
Remeasurement Of Defined Benefit Plans [Member]
Disclosure of defined benefit plans [abstract]
Deferred tax relating to net loss from remeasurement of defined benefit plans	₽ 119	₽ 0
Top of range [member]
Disclosure of defined benefit plans [abstract]
Weighted average duration of the defined benefit obligation and other long-term benefits obligation	11 years	12 years